Acquisitions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Acquisitions	Acquisitions
On January 31, 2025, ONEOK, Inc. (ONEOK or the Company) and its subsidiaries completed the acquisition of EnLink Midstream, LLC (EnLink). EnLink terminated the EnLink Midstream Operating LP 401(k) Trust (EnLink 401(k) Plan) effective January 30, 2025, prior to the closing of the acquisition. Legacy EnLink employees were permitted to roll their EnLink 401(k) Plan account balance to the ONEOK 401(k) Plan (the Plan) or an Individual Retirement Account (IRA) or take a distribution. The EnLink 401(k) Plan was liquidated and closed in December 2025.

On October 31, 2024, ONEOK and its subsidiaries completed the acquisition of GIP III Trophy Intermediate Holdings, L.P. (Medallion). Medallion terminated the Medallion 401(k) Plan effective October 30, 2024, prior to the closing of the acquisition. Legacy Medallion employees were permitted to roll their Medallion 401(k) Plan account balance to the ONEOK 401(k) Plan or an IRA or take a distribution. The Medallion 401(k) Plan was liquidated and closed in September 2025.

Substantially all of the rollovers for the year ended December 31, 2025, relate to the acquisitions of EnLink and Medallion.